Significant Accounting estimates and judgements	12 Months Ended
Dec. 31, 2021
Significant Accounting estimates and judgements
Significant Accounting estimates and judgements

3.Significant Accounting estimates and judgements

Impact of Covid-19

The COVID-19 pandemic has adversely affected, and we expect will continue to adversely affect, elements of our business. COVID-19 has primarily disrupted the customer end of the supply chain, with our customers’ labs operating at reduced capacity for extended portions of our growth rate for 2020, in particular as customers have had issues accessing their labs. We have not seen any material cancellations in our pipeline; however, there have been delays as customers are pushing projects into the future. We are continuing to closely monitor how the pandemic and related response measures are affecting our business. Our production and manufacturing facilities are located in Uppsala, Sweden and Watertown, Massachusetts and we have not to date experienced any material disruptions to our production or supply of goods. We increased our inventory level in 2020 and 2021 in order to operate with a higher level of inventory than we have done historically. Although we have seen a reduction in demand due to the ongoing COVID-19 pandemic, we have not observed any significant changes in our underlying customer base, and we have been and will continue to serve our customers, even at reduced levels, until their activities return to normal. The gradual recovery of revenue we have seen compared with previous levels reflects the underlying factors affecting demand, including the easing of lockdown restrictions and the partial or full reopening of academic and biopharmaceutical research laboratories around the world. At December 31, 2021 we concluded there was no evidence of material changes to recoverability risk of business assets, including deferred tax assets and trade receivables.

The preparation of the Companies’ consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Actual amounts and results could differ from those estimates. In the process of applying the Companies’ accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognized in the consolidated successor and predecessor financial statements:

3.1Fair value measurement in a business combination Successor

Successor

On January 4, 2019 the Successor was established and on March 7, 2019 the Predecessor was acquired in a business combination. Management completed a purchase price allocation of the identified items of tangible and intangible property. Estimates were made about the future with respect to the deriving valuation models used to support the fair value of identifiable tangible and intangible property. Management used judgement in reviewing such models and allocating the purchase consideration to the assets acquired, liabilities assumed and resulting goodwill which is reflected in the Successor’s consolidated balance sheet.

Furthermore, management used judgement to consider that subsequent to the business combination no impairment indicators existed that would result in the need to perform an impairment analysis. The annual impairment test required for goodwill and indefinite lived intangible assets was performed as of December 31, 2021 and as of December 31,2020. Significant judgement was required in making the estimates and assumptions pertaining to establishing the recoverable amount for impairment testing.

The determination of the useful lives of acquired intangible and tangible property is a key estimate. Refer to sections vii and viii in Note 2 for further discussion of useful lives. Refer to Note 12.1 for discussion on impairment testing.

3.2Leases

Successor and Predecessor

At initial recognition and subsequent remeasurement, management estimates are made for the term applied in a lease contract. The outcome of these estimates may turn out not to match the actual outcome of the lease and may have an adverse effect on the right-of-use assets. Lease contracts may give the lessee the right to shorten or prolong a contract. Under such contracts management judgement of the lease term is required.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

The Companies cannot readily determine the interest rate implicit in the lease, therefore, it uses its IBR to measure lease liabilities. The Companies estimate the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

3.3Development costs

Successor and Predecessor

The Companies have a process to determine whether development costs meet the criteria for capitalization. However, based on management’s judgement and the nature of the development activities, such criteria and in particular technical and economic feasibility is normally not met until the development phase is complete. Special projects, normally external, are capitalized if they meet the criteria to be recognized as an asset in the balance sheet.